Eaton Vance
Enhanced Equity Income Fund
June 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 101.0%(1)
Security	Shares	Value
Aerospace & Defense — 1.0%
HEICO Corp.	26,777	$ 8,782,856
		$ 8,782,856
Beverages — 1.7%
Coca-Cola Co.	204,952	$ 14,500,354
		$ 14,500,354
Biotechnology — 1.6%
AbbVie, Inc.	71,680	$ 13,305,242
		$ 13,305,242
Broadline Retail — 5.1%
Amazon.com, Inc.(2)	195,386	$ 42,865,734
		$ 42,865,734
Building Products — 1.2%
Carrier Global Corp.	141,412	$ 10,349,944
		$ 10,349,944
Capital Markets — 5.2%
Blue Owl Capital, Inc.	329,210	$ 6,324,124
Intercontinental Exchange, Inc.	76,734	14,078,387
S&P Global, Inc.	20,360	10,735,624
Tradeweb Markets, Inc., Class A	84,117	12,314,729
		$ 43,452,864
Chemicals — 1.0%
Linde PLC	17,944	$ 8,418,966
		$ 8,418,966
Commercial Services & Supplies — 1.0%
Waste Connections, Inc.	46,364	$ 8,657,086
		$ 8,657,086
Consumer Staples Distribution & Retail — 2.7%
BJ's Wholesale Club Holdings, Inc.(2)	71,248	$ 7,682,672
Walmart, Inc.	151,483	14,812,008
		$ 22,494,680
Electrical Equipment — 2.2%
AMETEK, Inc.	48,394	$ 8,757,378
Security	Shares	Value
Electrical Equipment (continued)
Eaton Corp. PLC	27,986	$ 9,990,722
		$ 18,748,100
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A	101,000	$ 9,973,750
		$ 9,973,750
Entertainment — 4.3%
Liberty Media Corp.-Liberty Formula One, Class C(2)	138,324	$ 14,454,858
Netflix, Inc.(2)	12,348	16,535,577
Spotify Technology SA(2)	6,807	5,223,284
		$ 36,213,719
Financial Services — 6.0%
Mr. Cooper Group, Inc.(2)	105,091	$ 15,680,628
Shift4 Payments, Inc., Class A(2)	137,297	13,607,506
Visa, Inc., Class A	58,891	20,909,249
		$ 50,197,383
Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	87,904	$ 11,955,823
Edwards Lifesciences Corp.(2)	101,726	7,955,990
Intuitive Surgical, Inc.(2)	12,626	6,861,095
		$ 26,772,908
Health Care Providers & Services — 2.7%
Humana, Inc.	25,191	$ 6,158,696
McKesson Corp.	11,218	8,220,326
Quest Diagnostics, Inc.	44,785	8,044,729
		$ 22,423,751
Hotels, Restaurants & Leisure — 3.5%
Booking Holdings, Inc.	1,348	$ 7,803,895
Flutter Entertainment PLC(2)	47,881	13,682,475
Marriott International, Inc., Class A	30,086	8,219,796
		$ 29,706,166
Insurance — 2.4%
Allstate Corp.	67,321	$ 13,552,391
Arthur J. Gallagher & Co.	19,961	6,389,915
		$ 19,942,306
Interactive Media & Services — 8.2%
Alphabet, Inc., Class C	170,176	$ 30,187,521

Eaton Vance
Enhanced Equity Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services (continued)
Meta Platforms, Inc., Class A	52,722	$ 38,913,581
		$ 69,101,102
IT Services — 1.0%
Gartner, Inc.(2)	19,761	$ 7,987,791
		$ 7,987,791
Machinery — 0.7%
Parker-Hannifin Corp.	8,974	$ 6,268,070
		$ 6,268,070
Oil, Gas & Consumable Fuels — 2.5%
ConocoPhillips	129,817	$ 11,649,778
EQT Corp.	162,801	9,494,554
		$ 21,144,332
Pharmaceuticals — 2.6%
Eli Lilly & Co.	17,590	$ 13,711,933
Zoetis, Inc.	53,818	8,392,917
		$ 22,104,850
Professional Services — 3.5%
Automatic Data Processing, Inc.	31,359	$ 9,671,116
Booz Allen Hamilton Holding Corp.	68,295	7,111,558
TransUnion	142,441	12,534,808
		$ 29,317,482
Real Estate Management & Development — 1.5%
CoStar Group, Inc.(2)	71,877	$ 5,778,911
FirstService Corp.	39,940	6,974,323
		$ 12,753,234
Semiconductors & Semiconductor Equipment — 14.6%
Analog Devices, Inc.	39,624	$ 9,431,305
Broadcom, Inc.	111,653	30,777,149
Lam Research Corp.	146,094	14,220,790
NVIDIA Corp.	429,760	67,897,782
		$122,327,026
Security	Shares	Value
Software — 12.5%
Fair Isaac Corp.(2)	5,780	$ 10,565,609
Microsoft Corp.	152,391	75,800,807
Palo Alto Networks, Inc.(2)	50,987	10,433,980
Synopsys, Inc.(2)	15,189	7,787,096
		$104,587,492
Specialty Retail — 2.1%
Burlington Stores, Inc.(2)	35,509	$ 8,260,814
TJX Cos., Inc.	76,506	9,447,726
		$ 17,708,540
Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc.	237,010	$ 48,627,342
		$ 48,627,342
Total Common Stocks (identified cost $440,880,925)		$848,733,070
Total Investments — 101.0% (identified cost $440,880,925)		$848,733,070
Total Written Covered Call Options — (0.8)% (premiums received $6,023,207)		$ (7,097,395)
Other Assets, Less Liabilities — (0.2)%		$ (1,324,311)
Net Assets — 100.0%		$840,311,364
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of each applicable common stock for which a written call option is outstanding at June 30, 2025 has been pledged as collateral for such written option.
(2)	Non-income producing security.

Written Covered Call Options (Exchange-Traded) — (0.8)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Abbott Laboratories	435	$5,916,435	$140	7/11/25	$ (13,050)
AbbVie, Inc.	355	6,589,510	195	7/25/25	(33,725)

Eaton Vance
Enhanced Equity Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Written Covered Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Allstate Corp.	335	$6,743,885	$210	7/18/25	$ (31,155)
Alphabet, Inc., Class C	850	15,078,150	180	7/3/25	(75,650)
Amazon.com, Inc.	975	21,390,525	225	7/18/25	(301,275)
AMETEK, Inc.	240	4,343,040	185	7/18/25	(33,600)
Amphenol Corp., Class A	505	4,986,875	100	7/18/25	(87,870)
Analog Devices, Inc.	195	4,641,390	245	7/25/25	(78,000)
Apple, Inc.	1,185	24,312,645	205	7/18/25	(587,760)
Arthur J. Gallagher & Co.	95	3,041,140	330	7/18/25	(22,800)
Automatic Data Processing, Inc.	155	4,780,200	320	7/25/25	(17,515)
BJ’s Wholesale Club Holdings, Inc.	355	3,827,965	115	7/18/25	(21,300)
Blue Owl Capital, Inc.	1,645	3,160,045	20	7/18/25	(52,640)
Booking Holdings, Inc.	5	2,894,620	5,800	7/11/25	(32,500)
Booz Allen Hamilton Holding Corp.	340	3,540,420	110	7/18/25	(32,300)
Broadcom, Inc.	555	15,298,575	270	7/25/25	(765,345)
Burlington Stores, Inc.	175	4,071,200	260	7/11/25	(16,625)
Carrier Global Corp.	705	5,159,895	75	7/18/25	(56,400)
Coca-Cola Co.	1,020	7,216,500	73	7/11/25	(9,180)
ConocoPhillips	645	5,788,230	100	7/18/25	(9,030)
CoStar Group, Inc.	355	2,854,200	85	7/18/25	(14,200)
Eaton Corp. PLC	135	4,819,365	375	8/1/25	(85,185)
Edwards Lifesciences Corp.	505	3,949,605	80	7/18/25	(41,410)
Eli Lilly & Co.	85	6,626,005	880	7/18/25	(11,050)
EQT Corp.	810	4,723,920	62	8/1/25	(81,810)
Fair Isaac Corp.	25	4,569,900	1,920	7/18/25	(72,500)
Flutter Entertainment PLC	235	6,715,360	280	7/18/25	(213,850)
Gartner, Inc.	95	3,840,090	440	7/18/25	(12,825)
HEICO Corp.	130	4,264,000	320	7/18/25	(141,700)
Humana, Inc.	125	3,056,000	265	8/1/25	(90,250)
Intercontinental Exchange, Inc.	380	6,971,860	185	7/18/25	(81,700)
Intuitive Surgical, Inc.	60	3,260,460	585	7/11/25	(2,100)
Lam Research Corp.	730	7,105,820	105	8/1/25	(131,400)
Linde PLC	85	3,988,030	480	7/18/25	(19,550)
Marriott International, Inc., Class A	150	4,098,150	285	8/1/25	(52,650)
McKesson Corp.	55	4,030,290	730	7/11/25	(52,250)
Meta Platforms, Inc., Class A	260	19,190,340	770	8/1/25	(554,580)
Microsoft Corp.	760	37,803,160	500	7/25/25	(639,920)
Netflix, Inc.	60	8,034,780	1,335	7/25/25	(402,900)
NVIDIA Corp.	2,145	33,888,855	165	8/1/25	(868,725)
Palo Alto Networks, Inc.	250	5,116,000	205	7/11/25	(87,500)
Parker-Hannifin Corp.	40	2,793,880	690	7/18/25	(81,400)
Quest Diagnostics, Inc.	220	3,951,860	185	7/18/25	(19,800)
S&P Global, Inc.	100	5,272,900	530	7/11/25	(50,000)
Shift4 Payments, Inc., Class A	685	6,789,035	98	7/18/25	(315,785)
Spotify Technology SA	30	2,302,020	770	7/11/25	(56,250)
Synopsys, Inc.	75	3,845,100	510	7/18/25	(120,000)

Eaton Vance
Enhanced Equity Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Written Covered Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
TJX Cos., Inc.	380	$4,692,620	$128	8/1/25	$ (39,520)
Tradeweb Markets, Inc., Class A	420	6,148,800	145	7/18/25	(168,000)
TransUnion	710	6,248,000	90	7/18/25	(133,125)
Visa, Inc., Class A	290	10,296,450	365	7/18/25	(66,700)
Walmart, Inc.	755	7,382,390	100	7/25/25	(94,375)
Waste Connections, Inc.	230	4,294,560	195	7/18/25	(9,775)
Zoetis, Inc.	265	4,132,675	175	7/18/25	(6,890)
Total					$(7,097,395)
At June 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.
Affiliated Investments
Transactions in the Fund’s investment in funds that may be deemed to be affiliated for the fiscal year to date ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,685,286	$115,822,462	$(119,507,748)	$ —	$ —	$ —	$211,789	—
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Enhanced Equity Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

At June 30, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$848,733,070*	$ —	$ —	$848,733,070
Total Investments	$848,733,070	$ —	$ —	$848,733,070
Liability Description
Written Covered Call Options	$ (7,097,395)	$ —	$ —	$ (7,097,395)
Total	$ (7,097,395)	$ —	$ —	$ (7,097,395)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.